SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Short-term Funding Debts	$ 675,739	¥ 4,646,041	¥ 10,525,134
Long-term Funding Debts	$ 22,964	157,887	¥ 166,629
As announced in press release
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Short-term Funding Debts		4,393,834
Long-term Funding Debts		410,094
Revision
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Short-term Funding Debts		252,207
Long-term Funding Debts		¥ (252,207)